Taxation - Summary of Taxation Charge (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current taxation - Enterprise income tax	¥ 6,397	¥ 9,457	¥ 5,200
Deferred taxation	(4,412)	(538)	(943)
Income tax at the effective tax rate	¥ 1,985	¥ 8,919	¥ 4,257